Borrowings (Details Narrative) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Proceeds from current borrowings	$ 7,290	₨ 553,128	₨ 189,052	₨ 917,166
Bank Overdrafts [Member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Notional amount		450	450
Factoring [Member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Notional amount		₨ 450,000	600,000
Factoring [Member] | International Air Transport Association [Member]
IfrsStatementLineItems [Line Items]
Proceeds from current borrowings			₨ 72,600